Other Assets (Details Textual) (Vacation Ownership Interest [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Vacation Ownership Interest [Member]
Other Assets (Textual) [Abstract]
Allowance for notes receivable	$ 46	$ 69